Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	255,344,465.38	20,473
Yield Supplement Overcollateralization Amount 04/30/24	4,145,665.02	0
Receivables Balance 04/30/24	259,490,130.40	20,473
Principal Payments	13,999,466.17	390
Defaulted Receivables	263,808.82	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	3,767,356.69	0
Pool Balance at 05/31/24	241,459,498.72	20,068

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.23%
Prepayment ABS Speed	1.18%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	4,590,869.21	265
Past Due 61-90 days	1,229,739.78	69
Past Due 91-120 days	183,328.60	11
Past Due 121+ days	0.00	0
Total	6,003,937.59	345

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.45%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Delinquency Trigger Occurred	NO

Recoveries	219,496.53
Aggregate Net Losses/(Gains) - May 2024	44,312.29
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.20%
Prior Net Losses/(Gains) Ratio	0.33%
Second Prior Net Losses/(Gains) Ratio	0.43%
Third Prior Net Losses/(Gains) Ratio	0.02%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.01%
Weighted Average Contract Rate, Yield Adjusted	5.49%
Weighted Average Remaining Term	28.54

Flow of Funds	$ Amount
Collections	15,081,073.79
Investment Earnings on Cash Accounts	16,256.66
Servicing Fee	(216,241.78)
Transfer to Collection Account	-
Available Funds	14,881,088.67

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	92,497.06
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	8,565,661.45
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	858,803.95

Total Distributions of Available Funds	14,881,088.67

Servicing Fee	216,241.78
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	250,025,160.17
Principal Paid	13,884,966.66
Note Balance @ 06/17/24	236,140,193.51

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-3
Note Balance @ 05/15/24	105,495,160.17
Principal Paid	13,884,966.66
Note Balance @ 06/17/24	91,610,193.51
Note Factor @ 06/17/24	24.8886637%

Class A-4
Note Balance @ 05/15/24	96,650,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	96,650,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Note Balance @ 05/15/24	31,920,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	31,920,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	15,960,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	15,960,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	137,318.06
Total Principal Paid	13,884,966.66
Total Paid	14,022,284.72

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	36,923.31
Principal Paid	13,884,966.66
Total Paid to A-3 Holders	13,921,889.97

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1293989
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.0842128
Total Distribution Amount	13.2136117

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1003133
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	37.7226871
Total A-3 Distribution Amount	37.8230004

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	616.90
Noteholders' Principal Distributable Amount	383.10

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	2,659,652.60
Investment Earnings	11,883.13
Investment Earnings Paid	(11,883.13)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,446,137.37	$1,483,039.20	$1,788,310.76
Number of Extensions	91	90	102
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.54%	0.62%